Current and Non-Current Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities (actual & previous) [text block table]	Asset items as of December 31, 2022 Amounts recovered or settled Total in € m. within one year after one year Dec 31, 2022 Cash and central bank balances 178,896 0 178,896 Interbank balances (w/o central banks) 7,189 6 7,195 Central bank funds sold and securities purchased under resale agreements 8,415 3,063 11,478 Securities borrowed 0 0 0 Financial assets at fair value through profit or loss 476,114 6,431 482,545 Financial assets at fair value through other comprehensive income 7,296 24,380 31,675 Equity method investments 0 1,124 1,124 Loans at amortized cost 126,584 364,591 491,175 Property and equipment 0 6,103 6,103 Goodwill and other intangible assets 0 7,092 7,092 Other assets 93,564 24,560 118,124 Assets for current tax 873 711 1,584 Total assets before deferred tax assets 898,931 438,061 1,336,992 Deferred tax assets 7,225 Total assets 1,344,217 Liability items as of December 31, 2022 Amounts recovered or settled Total in € m. within one year after one year Dec 31, 2022 Deposits 604,227 24,956 629,183 Central bank funds purchased and securities sold under repurchase agreements 517 56 573 Securities loaned 13 0 13 Financial liabilities at fair value through profit or loss 384,020 4,118 388,138 Other short-term borrowings 5,122 0 5,122 Other liabilities 107,343 6,305 113,648 Provisions 2,449 0 2,449 Liabilities for current tax 240 148 388 Long-term debt 46,622 84,903 131,525 Trust preferred securities 500 0 500 Total liabilities before deferred tax liabilities 1,151,052 120,486 1,271,538 Deferred tax liabilities 538 Total liabilities 1,272,076 Asset items as of December 31, 2021 Amounts recovered or settled Total in € m. within one year after one year Dec 31, 2021 Cash and central bank balances 192,012 9 192,021 Interbank balances (w/o central banks) 7,318 24 7,342 Central bank funds sold and securities purchased under resale agreements 5,904 2,465 8,368 Securities borrowed 63 0 63 Financial assets at fair value through profit or loss 483,183 8,050 491,233 Financial assets at fair value through other comprehensive income 6,995 21,984 28,979 Equity method investments 0 1,091 1,091 Loans at amortized cost 133,266 338,803 472,069 Property and equipment 0 5,536 5,536 Goodwill and other intangible assets 0 6,824 6,824 Other assets 87,654 16,130 103,784 Assets for current tax 717 497 1,214 Total assets before deferred tax assets 917,111 401,414 1,318,525 Deferred tax assets 6,180 Total assets 1,324,705 Liability items as of December 31, 2021 Amounts recovered or settled Total in € m. within one year after one year Dec 31, 2021 Deposits 582,924 21,472 604,396 Central bank funds purchased and securities sold under repurchase agreements 297 450 747 Securities loaned 24 0 24 Financial liabilities at fair value through profit or loss 398,204 2,653 400,857 Other short-term borrowings 4,034 0 4,034 Other liabilities1 92,314 5,482 97,795 Provisions 2,641 0 2,641 Liabilities for current tax 411 189 600 Long-term debt 49,434 95,051 144,485 Trust preferred securities 528 0 528 Total liabilities before deferred tax liabilities1 1,130,811 125,297 1,256,108 Deferred tax liabilities 498 Total liabilities 1,256,606